Reporting entity (Details)	12 Months Ended
Dec. 31, 2021 Vote
General Information About Reporting Entity [line items]
Number of votes	1
Ifrs Common Class A [Member]
General Information About Reporting Entity [line items]
Number of votes	1
Ifrs Common Class B [Member]
General Information About Reporting Entity [line items]
Number of votes	20